Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Sales	$ 15,247,753	$ 9,984,724	$ 23,584,337
Cost of Sales	11,044,100	7,326,181	17,725,499
Gross Profit	4,203,653	2,658,544	5,858,837
Operating Expenses
Selling Expenses	1,159,633	1,999,895	1,337,919
General & Administrative Expenses	4,253,803	5,244,423	3,861,907
Total Operating Expenses	5,413,437	7,244,318	5,199,826
Operating Income (Loss)	(1,209,784)	(4,585,775)	659,011
Other Income (Expenses)
Other Income	462,401	1,006,298	243,411
Other Expenses	(198,293)	(12,212)	(366,238)
Interest Income	21,872	2,868	15,578
Interest Expense	(451,665)	(311,480)	(298,930)
Government Income	150,982	4,100
Total Other Income (Loss) & Expense	(14,749)	689,575	(406,179)
Earnings before Tax	(1,224,533)	(3,896,200)	252,832
Income Tax/Deferred Tax Benefit	107,241	226,324	254,657
Net Income	(1,331,775)	(4,122,523)	(1,825)
Other Comprehensive Income
Foreign currency translation gain	530,206	261,674	641,732
Comprehensive Income	$ (801,568)	$ (3,860,849)	$ 639,907
Basic & Diluted Earnings (Loss) Per Share	$ (0.16)	$ (0.49)
Weighted Average Shares Outstanding	8,475,908	8,337,320	7,971,465